JPMorgan 100 U.S. Treasury Securities Money Market Fund Annual Fund Operating Expenses - Reserve Shares [Member] - JPMorgan 100 U.S. Treasury Securities Money Market Fund - Reserve	Feb. 28, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.08%
Distribution and Service (12b-1) Fees	0.25%
Component1 Other Expenses	0.30%
Component2 Other Expenses	0.04%
Other Expenses (as a percentage of Assets):	0.34%
Expenses (as a percentage of Assets)	0.67%